Note 5. Convertible Notes and Line of Credit (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Convertible Notes

The table below summarizes the Company’s notes payable at December 31, 2017 and 2016:

Gross Amount
Loan Facility	Owed

Line of Credit	$1,000,000

Private Placements:
March 1, 2010	475,000
October 25, 2010	487,500

Total Private Placements	962,500

Total Notes Payable	$1,962,500